UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                          Alexander L. Popof, Treasurer
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                     Date of fiscal year end: March 31, 2006

          Date of reporting period: October 1, 2005 - December 31, 2006

Item 1. Schedule of Investments

------------------------------------------------------------------------------------------------------------------------
A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------

        SHARES         SECURITY DESCRIPTION                                                               VALUE
Portfolio Funds - 98.8%
             1,300,000 ASI Global Relative Value Fund, LP                                                   $ 1,383,820
               250,000 Bear Stearns High-Grade Structured Credit Strategies, LP                                 262,806
               950,000 Blue Mountain Credit Alternatives Fund, LP                                               954,283
               500,000 Braddock Mortgage Opportunity Fund VI, Series A, LP                                      541,337
                   981 CRC Global Structured Credit Fund, Ltd.                                                1,073,536
                   465 CRC Global Structured Credit SRS 06/05                                                   508,747
               600,000 Duration Municipal Fund, LP                                                              609,669
               500,000 Eidesis Structured Credit Fund, LP                                                       517,365
               600,000 Elgin Corporate Credit Partners, LP                                                      610,006
               850,000 Endeavour Fund I, LLC                                                                    878,485
                   300 Global Securities Market Neutral Fund Segregated Portfolio A/26                          306,344
                   100 Global Securities Market Neutral Fund Segregated Portfolio A/27                          103,025
                   150 Global Securities Market Neutral Fund Segregated Portfolio A/28                          154,055
                   250 Global Securities Market Neutral Fund Segregated Portfolio A/29                          255,448
             1,000,000 IXIS Financial Products, Inc.                                                          1,015,195
               750,000 Marathon Structured Finance Fund, LP                                                     781,257
             1,350,000 Midway Market Neutral Fund, LLC                                                        1,360,168
             1,000,000 MKP Credit Fund II, LP                                                                 1,040,709
               250,000 MKP Partners,  LP                                                                        241,210
             3,650,000 New Ellington Credit Partners, LP                                                      3,810,680
             2,250,000 New Ellington Partners, LP                                                             2,351,094
               350,000 Providence MBS Fund, LP                                                                  350,976
               650,000 Providence MBS Opportunities Fund, LP                                                    655,608
             1,000,000 Smith Breeden Mortgage Partners, LP                                                    1,018,806
             2,050,000 Sorin Fund, LP                                                                         2,114,928
               700,000 Waterfall Eden Fund, LP                                                                  739,507
                                                                                                   ---------------------
 TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $22,850,000)                                                     23,639,064
                                                                                                   ---------------------

TOTAL INVESTMENTS* - 98.8% (COST $22,850,000)                                                                23,639,064
Other Assets and Liabilities, Net - 1.2%                                                                        276,869
                                                                                                   ---------------------
                                                                                                   ---------------------
Total Net Assets - 100.0%                                                                                  $ 23,915,933
                                                                                                   =====================

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                                             $797,854
Gross Unrealized Depreciation                                                              ($8,790)
                                                                             ----------------------
Net Unrealized Appreciation (Depreciation)                                                $789,064
                                                                             ======================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


A T FUNDS INVESTMENT TRUST

By:     /s/ Mark G. Torline
         __________________________
         Mark G. Torline, Chief Executive Officer

Date:   2/27/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mark G. Torline
        __________________________
         Mark G. Torline, Chief Executive Officer

Date:   2/27/06
        __________________________


By:     /s/ Alexander L. Popof
         __________________________
         Alexander L. Popof, Chief Financial Officer

Date:   2/27/06
        __________________________